-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2006
                                        Estimated average burden
                                        hours per response..........22.8
                                        -----------------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Timothy R. Barakett
Title:       as Managing Member of Atticus Management LLC, its general partner
Phone:       212-373-0800

Signature, Place, and Date of Signing:

/s/ John F. Brown*                            New York, New York                              November 7, 2006
----------------------                       ------------------------                     -------------------------
     [Signature]                                [City, State]                                     [Date]


*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    88
                                                           ------------------

Form 13F Information Table Value Total:                           $12,222,577
                                                           ------------------
                                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ------------      ---------------------------        ------------------

         None.



                                                                       Atticus Capital LP
                                                                   Form 13F Information Table
                                                                Quarter ended September 30, 2006

                                                                                       INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   Fair Market   Shares or  SH/
                                           Cusip       Value     Principal  PRN Put/       Shared- Shared- Other
Issuer                        Title of     Number (in thousands)  Amount        Call Sole Defined Other  Managers Sole  Shared None
                               Class
----------------------------------------------------------------------------------------------------------------------------------
AFFORDABLE RESIDENTIAL CMTYS    COM        008273104  $21,712    2,240,700  SH       SOLE                       2,240,700
----------------------------------------------------------------------------------------------------------------------------------
AMERCO                          COM        023586100  $140,532   1,895,239  SH       SOLE                       1,895,239
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM        025816109  $317,294   5,657,880  SH       SOLE                       5,657,880
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM        025816109  $287,416   5,125,100  SH  CALL SOLE                       5,125,100
----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP              COM        032511107  $23,694     540,600   SH       SOLE                        540,600
----------------------------------------------------------------------------------------------------------------------------------
ANORMED INC                     COM        035910108  $48,173    3,832,200  SH       SOLE                       3,832,200
----------------------------------------------------------------------------------------------------------------------------------
ASHLAND INC NEW                 COM        044209104  $18,241     286,000   SH  CALL SOLE                        286,000
----------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                COM        047439104  $62,764    4,765,700  SH       SOLE                       4,765,700
----------------------------------------------------------------------------------------------------------------------------------
ATHEROGENICS INC                COM        047439104   $9,669     734,200   SH  CALL SOLE                        734,200
----------------------------------------------------------------------------------------------------------------------------------
ATI TECHNOLOGIES INC            COM        001941103  $44,354    2,066,800  SH       SOLE                       2,066,800
----------------------------------------------------------------------------------------------------------------------------------
BARNES & NOBLE INC              COM        067774109  $20,290     534,800   SH       SOLE                        534,800
----------------------------------------------------------------------------------------------------------------------------------
BIOVERIS CORP                   COM        090676107  $12,190    1,298,237  SH       SOLE                       1,298,237
----------------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC                   CL A       09247X101  $108,934    731,100   SH       SOLE                        731,100
----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN SANTA FE C    COM        12189T104  $227,223   3,094,000  SH       SOLE                       3,094,000
----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                        COM        126408103  $202,748   6,175,700  SH       SOLE                       6,175,700
----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD            COM        136385101  $320,742   7,036,900  SH       SOLE                       7,036,900
----------------------------------------------------------------------------------------------------------------------------------


                                                                       Atticus Capital LP
                                                                   Form 13F Information Table
                                                                Quarter ended September 30, 2006

                                                                                       INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   Fair Market   Shares or  SH/
                                           Cusip       Value     Principal  PRN Put/       Shared- Shared- Other
Issuer                        Title of     Number (in thousands)  Amount        Call Sole Defined Other  Managers Sole  Shared None
                               Class
----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NAT RES LTD            COM        136385101  $129,903   2,850,000  SH  CALL SOLE                       2,850,000
----------------------------------------------------------------------------------------------------------------------------------
CHAMPS ENTMT INC DEL            COM        158787101  $24,940    4,102,052  SH       SOLE                       4,102,052
----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM        165167107  $28,980    1,000,000  SH  CALL SOLE                       1,000,000
----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                COM        166764100  $54,236     836,200   SH  CALL SOLE                        836,200
----------------------------------------------------------------------------------------------------------------------------------
CHINA TELECOM CORP LTD          SPON ADR H 169426103   $9,249     255,850   SH       SOLE                        255,850
                                SHS
----------------------------------------------------------------------------------------------------------------------------------
COMPANIA ANONIMA NACIONL TEL    SPON ADR D 204421101  $13,132     691,170   SH       SOLE                        691,170
----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                CL A       20030N101  $91,243    2,472,700  SH       SOLE                       2,472,700
----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                  COM        20825C104  $607,399   10,203,250 SH       SOLE                      10,203,250
----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                  COM        20825C104  $395,214   6,638,900  SH  CALL SOLE                       6,638,900
----------------------------------------------------------------------------------------------------------------------------------
CROCS INC                       COM        227046109   $6,790     200,000   SH       SOLE                        200,000
----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN    COM        25271C102  $65,755     908,600   SH       SOLE                        908,600
----------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP NEW            COM        26441C105  $86,070    2,850,000  SH       SOLE                       2,850,000
----------------------------------------------------------------------------------------------------------------------------------
EMISPHERE TECHNOLOGIES INC      COM        291345106  $19,467    2,303,800  SH       SOLE                       2,303,800
----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                     COM        292505104  $10,407     222,900   SH       SOLE                        222,900
----------------------------------------------------------------------------------------------------------------------------------
EPICEPT CORP                    COM        294264205    $119       65,514   SH       SOLE                        65,514
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC DE    COM        31410H101  $51,761    1,197,900  SH       SOLE                       1,197,900
----------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                 COM        344849104  $27,775    1,100,000  SH       SOLE                       1,100,000
----------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC                 COM        345838106   $8,093     159,900   SH  PUT  SOLE                        159,900
----------------------------------------------------------------------------------------------------------------------------------




                                                                       Atticus Capital LP
                                                                   Form 13F Information Table
                                                                Quarter ended September 30, 2006

                                                                                       INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   Fair Market   Shares or  SH/
                                           Cusip       Value     Principal  PRN Put/       Shared- Shared- Other
Issuer                        Title of     Number (in thousands)  Amount        Call Sole Defined Other  Managers Sole  Shared None
                               Class
----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC     COM CL A   35687M107  $76,100    2,000,000  SH       SOLE                       2,000,000
----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               COM        370442105  $104,586   3,144,500  SH       SOLE                       3,144,500
----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW          COM        38388F108   $9,680     730,000   SH       SOLE                        730,000
----------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC     SPON ADR B 400506101  $109,672   3,225,637  SH       SOLE                       3,225,637
----------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL SURE    SPON ADR   40051E202   $3,031      81,242   SH       SOLE                        81,242
                                SER B
----------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPL CO                 COM        442120101  $39,096     708,900   SH       SOLE                        708,900
----------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                    ADR        45104G104   $9,405      306,243  SH       SOLE                        306,243
----------------------------------------------------------------------------------------------------------------------------------
INCO LTD                        COM        453258402  $52,832     692,700   SH       SOLE                        692,700
----------------------------------------------------------------------------------------------------------------------------------
KT CORP                         SPONSORED  48268K101   $6,828     318,015   SH       SOLE                        318,015
                                ADR
----------------------------------------------------------------------------------------------------------------------------------
KINROSS GOLD CORP               COM NO PAR 496902404  $17,815    1,422,900  SH       SOLE                       1,422,900
----------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                  SPONSORED  50049M109  $24,455      313,400  SH       SOLE                        313,400
                                ADR
----------------------------------------------------------------------------------------------------------------------------------
KOREA ELECTRIC PWR              SPONSORED  500631106  $116,741   9,734,160  SH       SOLE                       9,734,160
                                ADR
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  COM        524901105  $72,660     720,400   SH       SOLE                        720,400
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                  COM        524901105  $39,789     394,500   SH  CALL SOLE                        394,500
----------------------------------------------------------------------------------------------------------------------------------
MARTIN MARIETTA MATLS INC       COM        573284106  $101,900   1,204,200  SH       SOLE                       1,204,200
----------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                  COM        57636Q104  $419,638   5,965,000  SH       SOLE                       5,965,000
----------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                  COM        580135101  $105,624   2,700,000  SH       SOLE                       2,700,000
----------------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                     COM        583916101   $9,762     908,100   SH       SOLE                        908,100
----------------------------------------------------------------------------------------------------------------------------------




                                                                       Atticus Capital LP
                                                                   Form 13F Information Table
                                                                Quarter ended September 30, 2006

                                                                                       INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   Fair Market   Shares or  SH/
                                           Cusip       Value     Principal  PRN Put/       Shared- Shared- Other
Issuer                        Title of     Number (in thousands)  Amount        Call Sole Defined Other  Managers Sole  Shared None
                               Class
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM        594918104  $257,385   9,410,800  SH       SOLE                       9,410,800
----------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM        615369105  $171,864   2,628,700  SH       SOLE                       2,628,700
----------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC                  COM        62949W103  $932,216   12,471,121 SH       SOLE                      12,471,121
----------------------------------------------------------------------------------------------------------------------------------
NYSE GROUP INC                  COM        62949W103  $161,206   2,156,600  SH  CALL SOLE                       2,156,600
----------------------------------------------------------------------------------------------------------------------------------
NATIONAL FINL PARTNERS CORP     COM        63607P208  $68,147    1,660,900  SH       SOLE                       1,660,900
----------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW          COM        63934E108  $16,268     630,048   SH       SOLE                        630,048
----------------------------------------------------------------------------------------------------------------------------------
NEXMED INC                      COM        652903105    $40        63,200   SH       SOLE                        63,200
----------------------------------------------------------------------------------------------------------------------------------
NEXEN INC                       COM        65334H102  $14,023     262,300   SH       SOLE                        262,300
----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP           COM        655844108  $199,419   4,527,100  SH       SOLE                       4,527,100
----------------------------------------------------------------------------------------------------------------------------------
NUCOR CORP                      COM        670346105  $61,283    1,238,300  SH   PUT SOLE                       1,238,300
----------------------------------------------------------------------------------------------------------------------------------
P T TELEKOMUNIKASI INDONESIA    SPONSORED  715684106  $15,772     436,170   SH       SOLE                        436,170
                                ADR
----------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD               SPONSORED  71646E100   $5,158      47,910   SH       SOLE                        47,910
                                ADR
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP               COM        717265102 $1,425,709  16,832,461 SH       SOLE                      16,832,461
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP               COM        717265102  $296,950   3,505,900  SH  CALL SOLE                       3,505,900
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX COS INC NEW             COM        71902E109  $41,192    2,942,300  SH       SOLE                       2,942,300
----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL              COM        74153Q102  $98,569    3,594,800  SH       SOLE                       3,594,800
----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO             COM        742718109  $137,800   2,223,300  SH       SOLE                       2,223,300
----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM        760975102  $20,530     200,000   SH       SOLE                        200,000
----------------------------------------------------------------------------------------------------------------------------------



                                                                       Atticus Capital LP
                                                                   Form 13F Information Table
                                                                Quarter ended September 30, 2006

                                                                                       INVESTMENT DISCRETION        VOTING AUTHORITY

                                                   Fair Market   Shares or  SH/
                                           Cusip       Value     Principal  PRN Put/       Shared- Shared- Other
Issuer                        Title of     Number (in thousands)  Amount        Call Sole Defined Other  Managers Sole  Shared None
                               Class
----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                         UNIT SER 1 78462F103  $684,063   5,121,000  SH   PUT SOLE                       5,121,000
----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM        806857108  $62,830    1,012,891  SH       SOLE                       1,012,891
----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP                COM        812350106  $489,498   3,096,326  SH       SOLE                       3,096,326
----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP                COM        812350106 $1,092,244  6,909,000  SH  CALL SOLE                       6,909,000
----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI        81369Y506  $281,949   5,275,000  SH  CALL SOLE                       5,275,000
                                INT-ENERGY
----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM        78442P106  $96,615    1,858,700  SH       SOLE                       1,858,700
----------------------------------------------------------------------------------------------------------------------------------
SOMAXON PHARMACEUTICALS INC     COM        834453102   $4,064     330,100   SH       SOLE                        330,100
----------------------------------------------------------------------------------------------------------------------------------
STATE AUTO FINL CORP            COM        855707105  $26,762     875,999   SH       SOLE                        875,999
----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                  COM        857477103  $117,361   1,880,793  SH       SOLE                       1,880,793
----------------------------------------------------------------------------------------------------------------------------------
TD AMERITRADE HLDG CORP         COM        87236Y108   $4,647     246,500   SH       SOLE                        246,500
----------------------------------------------------------------------------------------------------------------------------------
TD AMERITRADE HLDG CORP         COM        87236Y108  $56,303    2,986,900  SH  CALL SOLE                       2,986,900
----------------------------------------------------------------------------------------------------------------------------------
TXU CORP                        COM        873168108  $143,490   2,295,100  SH  CALL SOLE                       2,295,100
----------------------------------------------------------------------------------------------------------------------------------
TESORO CORP                     COM        881609101   $7,050     121,600   SH       SOLE                        121,600
----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                  COM        907818108  $234,608   2,666,000  SH       SOLE                       2,666,000
----------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS INC    CL A       914906102  $61,657    1,795,500  SH       SOLE                       1,795,500
----------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP              COM        91529Y106  $21,105    1,088,446  SH       SOLE                       1,088,446
----------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT 929042109  $65,673     602,500   SH       SOLE                        602,500
----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM        V7780T103  $33,004     850,400   SH  CALL SOLE                        850,400
----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                            $12,222,577
(in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates or entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 24, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of March 21, 2006.

                                                     /s/ Timothy R. Barakett
                                                     ---------------------------
                                                     Timothy R. Barakett